Revenue recognition - Narrative (Details) - USD ($) $ in Thousands			1 Months Ended	3 Months Ended		9 Months Ended
	Jul. 08, 2022	Jan. 18, 2022	Dec. 31, 2022	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue				$ 14,493	$ 76,321	$ 52,768	$ 140,110
Proceeds From License Agreement		$ 30,000
License Agreement, Milestone Payments		$ 205,000
License Agreement
Disclosure of disaggregation of revenue from contracts with customers [line items]
Proceeds From License Agreement	$ 55,000
License Agreement, Milestone Payments	$ 382,500
Application Approval
Disclosure of disaggregation of revenue from contracts with customers [line items]
License Agreement, Milestone Payments			$ 50,000